Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants Abstract
Summary of Tabular Form of Warrant Liability	Please refer to the table below for detail of warrant liability by type of warrant (in thousands):

	March 31, 2024	December 31, 2023
Private warrants	$26	$20

Total	$26	$20

Please refer to the table below for detail of warrant liability by type of warrant (in thousands):

December 31,	2023	2022
Private warrants	20	247

Total	$20	$247

Summary of Warrants Outstanding
Number of outstanding warrants as of March 31, 2024 and December 31, 2023 was as follows:

	March 31, 2024	December 31, 2023
Public warrants	12,175,000	12,175,000
Private warrants	4,616,667	4,616,667

Total	16,791,667	16,791,667

Number of outstanding warrants as of December 31, 2023 and 2022 was as follows:

December 31,	2023	2022
Public Warrants	12,175,000	5,175,000
Private warrants	4,616,667	4,616,667

Total	16,791,667	9,791,667